Reserve Factoring (Tables)	12 Months Ended
Dec. 31, 2024
Factoring [Abstract]
Schedule of forfaiting operations

Description	December 31, 2023	Addition	Payment	Interest paid	Interest incurred	December 31, 2024

Reverse factoring	290,847	208,804	(496,286)	(13,589)	10,224	—

	290,847	208,804	(496,286)	(13,589)	10,224	—

Description	December 31, 2022	Addition	Payment	Interest paid	Interest incurred	December 31, 2023

Reverse factoring	753,352	391,676	(831,477)	(39,714)	17,010	290,847

	753,352	391,676	(831,477)	(39,714)	17,010	290,847